Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
ASSETS	R$ 55,819,074	R$ 49,703,700
Current assets	13,715,730	9,327,249
Noncurrent assets	42,103,344	40,376,451
LIABILITIES	55,819,074	49,703,700
Current liabilities	9,309,433	7,156,597
Noncurrent liabilities	22,317,974	21,415,878
Equity	24,191,667	21,131,225	R$ 22,175,235	R$ 20,250,518
Net operating revenue	21,479,468	20,535,341	20,976,216
Income tax and social contribution	354,057	(281,099)	1,178,524
Net income	2,327,168	1,149,321	5,048,602
Total comprehensive income	2,072,843	1,359,308	5,201,347
Dona Francisca [Member]
IfrsStatementLineItems [Line Items]
ASSETS	170,927	175,415
Current assets	15,403	10,148
Noncurrent assets	155,524	165,267
LIABILITIES	170,927	175,415
Current liabilities	19,951	22,373
Noncurrent liabilities	17,189	31,266
Equity	R$ 133,787	R$ 121,776
Investment interest - %	23.03%	23.03%
Investment book value	R$ 30,812	R$ 28,043
Net operating revenue	66,166	66,163	66,797
Depreciation and amortization	(11,026)	(11,646)	(5,464)
Other operating costs and expenses	(25,884)	(21,814)	(21,141)
Financial results	(3,456)	(5,172)	(664)
Income tax and social contribution	(2,557)	(3,009)	(2,298)
Net income	23,243	24,522	37,230
Other comprehensive income
Total comprehensive income	23,243	24,522	37,230
Foz Do Chopim [Member]
IfrsStatementLineItems [Line Items]
ASSETS	47,069	51,449
Current assets	9,330	11,730
Noncurrent assets	37,739	39,719
LIABILITIES	47,069	51,449
Current liabilities	2,022	3,596
Noncurrent liabilities	(0)	(0)
Equity	R$ 45,047	R$ 47,853
Investment interest - %	35.77%	35.77%
Investment book value	R$ 16,113	R$ 17,116
Net operating revenue	60,593	77,779	60,943
Depreciation and amortization	(2,634)	(2,957)	(1,499)
Other operating costs and expenses	(9,610)	(15,707)	(9,276)
Financial results	207	449	(1,703)
Income tax and social contribution	(2,009)	(2,617)	(2,060)
Net income	46,547	56,947	46,405
Other comprehensive income
Total comprehensive income	R$ 46,547	R$ 56,947	R$ 46,405